STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity, Warrants or Rights - USD ($)			9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Awards
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares		8,818,400	8,818,400	2,509,000
Outstanding, Weighted-average Exercise Price per Share		$ 1.04	$ 1.04	$ 1.49
Outstanding, Weighted-average Remaining Contractual Term	2 years 73 days	2 years 219 days
Outstanding, Aggregate Intrinsic Value			$ 19,191,000
Exercisable, Number of Shares	7,984,960	1,985,500	7,984,960	1,985,500
Exercisable, Weighted-average Exercise Price per Share	$ 1.00	$ 1.50	$ 1.00	$ 1.50
Exercisable, Weighted-average Remaining Contractual Term	1 year 328 days	2 years 36 days
Exercisable, Aggregate Intrinsic Value	$ 5,726,885		$ 5,726,885
Granted, Number of Shares			1,116,400	6,826,000	2,662,000
Granted, Weighted-average Exercise Price per Share			$ 1.78	$ 0.87	$ 1.54
Exercised, Number of Shares			(367,240)	(153,000)
Exercised, Weighted-average Exercise Price per Share			$ 1.09	$ 1.00
Forfeited, Number of Shares			(554,050)	(363,600)	(153,000)
Forfeited, Weighted-average Exercise Price per Share			$ 0.75	$ 0.97	$ 2.39
Outstanding, Number of Shares	9,013,510	8,818,400	9,013,510	8,818,400	2,509,000
Outstanding, Weighted-average Exercise Price per Share	$ 1.14	$ 1.04	$ 1.14	$ 1.04	$ 1.49
Outstanding, Aggregate Intrinsic Value	$ 6,211,944	$ 19,191,000	$ 6,211,944	$ 19,191,000
Warrants with Debt
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares			9,025,843	597,200	642,700
Outstanding, Weighted-average Exercise Price per Share			$ 0.63	$ 1.41	$ 4.44
Outstanding, Weighted-average Remaining Contractual Term		2 years 328 days
Outstanding, Aggregate Intrinsic Value			$ 26,630,710
Exercisable, Number of Shares		9,025,843		9,025,843
Exercisable, Weighted-average Exercise Price per Share		$ 0.63		$ 0.63
Exercisable, Weighted-average Remaining Contractual Term		2 years 328 days
Granted, Number of Shares				9,759,000	554,500
Granted, Weighted-average Exercise Price per Share				$ 0.58	$ 1.13
Exercised, Number of Shares			(3,377,587)	(1,330,357)
Exercised, Weighted-average Exercise Price per Share			$ 0.59	$ 0.53
Forfeited, Number of Shares			(28,126)		(600,000)
Forfeited, Weighted-average Exercise Price per Share			$ 1.20		$ 4.40
Outstanding and exercisable, Number of Shares	5,620,130		5,620,130
Outstanding and exercisable, Weighted-average Exercise Price per Share	$ 0.69		$ 0.69
Outstanding and exercisable, Weighted-average Remaining Contractual Term	2 years 36 days
Outstanding and exercisable, Aggregate Intrinsic Value	$ 4,573,359		$ 4,573,359
Outstanding, Number of Shares		9,025,843		9,025,843	597,200
Outstanding, Weighted-average Exercise Price per Share		$ 0.63		$ 0.63	$ 1.41
Outstanding, Aggregate Intrinsic Value		$ 26,630,710		$ 26,630,710